PARTICIPATING LOAN INTERESTS	6 Months Ended
Jun. 30, 2019
Participating Loan Interests [Abstract]
PARTICIPATING LOAN INTERESTS
PARTICIPATING LOAN INTERESTS
Participating loan interests represent interests in certain properties in Australia that do not provide the partnership with control over the entity that owns the underlying property and are held at fair value through profit or loss ("FVTPL") on the condensed consolidated balance sheets. The instruments, which are receivable from a wholly-owned subsidiary of Brookfield Asset Management, are subject to the partnership’s prior right to convert into direct ownership interests in the underlying commercial properties, and have contractual interest rates that vary with the results of operations of those properties.

The outstanding principal of the participating loan interests relates to the following property:

(US$ Millions)	Participation interest		Carrying value
Name of property	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Darling Park Complex, Sydney(1)	30%	30%	$—	$268
Total participating loan interests			$—	$268

(1)	The partnership reclassified Darling Park Complex to assets held for sale in the second quarter of 2019.

For the three and six months ended June 30, 2019, the partnership recognized interest income on the participating loan interests of $4 million (2018 - $7 million) and $7 million (2018 - $13 million), respectively, and fair value gains of $35 million (2018 - $9 million) and $41 million (2018 - $20 million), respectively.